Document and Entity Information	Mar. 30, 2023
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 30, 2023
Entity Registrant Name	CANADIAN PACIFIC KANSAS CITY LTD/CN
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-01342
Entity Tax Identification Number	98-0355078
Entity Address, Address Line One	7550 Ogden Dale Road S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2C 4X9
City Area Code	403
Local Phone Number	319-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On March 31, 2023, Canadian Pacific Kansas City Limited (formerly Canadian Pacific Railway Limited and referred to herein as the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission announcing the Company has fixed April 24, 2023 as the record date for the purpose of determining holders of the Company’s common shares entitled to receive notice of and to vote at an annual meeting of the Company’s shareholders, to be held on June 15, 2023, and attached as Exhibit 99.1 thereto the Notice of Meeting and Record Date. As previously reported, on April 14, 2023, the Company filed an amendment to its Articles of Incorporation to change the name of the Company from “Canadian Pacific Railway Limited” to “Canadian Pacific Kansas City Limited.” In connection with the name change, the Company changed the CUSIP number and ISIN for its common shares to 13646K108 and CA13646K1084, respectively. Accordingly, on April 18, 2023, an Amended Notice of Meeting and Record Date was issued updating the name of the Company and the CUSIP number and ISIN for the Company’s common shares.
Entity Central Index Key	0000016875
Common Shares, without par value, of Canadian Pacific Railway Limited [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, without par value, of Canadian Pacific Kansas City Limited
Trading Symbol	CP
Security Exchange Name	NYSE
Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Entity Information [Line Items]
Title of 12(b) Security	Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Trading Symbol	CP40
Security Exchange Name	NYSE